Financial instruments - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 14, 2014 CAD	Dec. 31, 2015 CAD CAD / MWh	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($) CAD / MWh	Jan. 31, 2014 CAD	Dec. 31, 2013 CAD
Derivative [Line Items]
Long-term debt		CAD 1,486,795,000	CAD 1,271,719,000
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months		14,975,000
Other comprehensive income, foreign currency loss		0	(2,727,000)
Other comprehensive income, foreign currency translation adjustment loss		CAD (289,035,000)	(104,183,000)
Major customer revenue percentage		80.00%
Revenue collection period		45 days
Cash on hand		CAD 124,353,000
Available for drawn on senior debt facilities		580,901,000
Utility Services
Derivative [Line Items]
Accounts receivable balances | $				$ 91,308
Generation
Derivative [Line Items]
Other comprehensive income, foreign currency translation adjustment loss		68,195,000	28,537,000
Bonds | Plan
Derivative [Line Items]
Debt instrument, term	10 years
Long-term debt	CAD 135,000,000
Senior Unsecured Notes | Generation | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Debt instrument, face value		150,000,000	150,000,000			CAD 150,000,000
Senior Unsecured Notes | Generation | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Debt instrument, face value		200,000,000	200,000,000		CAD 200,000,000
Interest rate swaps
Derivative [Line Items]
Derivative liability		CAD 9,659,000
Interest rate swaps | Not designated as a hedge
Derivative [Line Items]
Fixed interest rate		4.47%		4.47%
Notional amount		CAD 58,791,000
Derivative liability			1,383,000
Energy contracts
Derivative [Line Items]
Derivative, collateral held by third parties		4,882,000	156,000
Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Notional amount		85,812,000		$ 63,400
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap	10 years
Change in fair value recorded in OCI		CAD 4,974,000	CAD 4,684,000
Minimum
Derivative [Line Items]
Forward price | CAD / MWh		18.39		18.39
Maximum
Derivative [Line Items]
Forward price | CAD / MWh		138.3		138.3
Weighted Average
Derivative [Line Items]
Forward price | CAD / MWh		39.98		39.98
Red Lily
Derivative [Line Items]
Estimated discount rate used to measure fair value of conversion option			9.00%
Derivative assets, fair value
Fair Value
Derivative [Line Items]
Derivative liability		CAD 115,258,000	CAD 45,271,000
Fair Value | Interest rate swaps | Not designated as a hedge
Derivative [Line Items]
Derivative liability			CAD 1,383,000
Fair Value | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative liability		CAD 1,918,000